Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Option to extend				four-year
Cash payments related to operating lease liabilities	$ 641	$ 620	$ 604
Initial term				4 years